Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill
NOTE 9:-	GOODWILL

The changes in the carrying amount of goodwill allocated to reportable segments for the years ended December 31, 2012 and 2011 are as follows:

	Year ended December 31, 2012
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2012	$290,590	$57,978	$260,619	$609,187

Acquisitions	75,599	-	6,803	82,402
Functional currency translation adjustments	2,114	476	848	3,438

As of December 31, 2012	$368,303	$58,454	$268,270	$695,027

	Year ended December 31, 2011
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2011	$214,805	$52,129	$260,680	$527,614

Acquisitions	79,719	6,275	-	85,994
Functional currency translation adjustments	(3,934)	(426)	(61)	(4,421)

As of December 31, 2011	$290,590	$57,978	$260,619	$609,187